Notes to the Balance Sheet Equity and Liabilities - Additional Information (Detail) € / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Oct. 16, 2020 EUR (€)	Jan. 13, 2020 EUR (€) shares	Jan. 13, 2020 USD ($) shares	Dec. 31, 2014 EUR (€) shares	Dec. 31, 2013 EUR (€) shares	Dec. 31, 2012 EUR (€) shares	Dec. 31, 2011 EUR (€) shares	Dec. 31, 2010 EUR (€) shares
Disclosure of equity and liabilities of balance sheet [line items]
Non-interest bearing payment terms	no more than 30 days
Tax liabilities and other provisions	€ 67,500,000	€ 400,000
Increase in common stock, including treasury stock	€ 932,088
Weighted average exercise price per share | € / shares	€ 31.88
Number of convertible bonds exercised | shares	24,647	24,647
Shares issued | shares	32,890,046	31,957,958
Authorized shares | shares	907,441
Number of ordinary shares of conditional capital | shares	6,340,760	7,630,728
Description of conditional capital	The aggregate nominal amount of the conditional capital created for the purpose of granting subscription rights to employees and members of the management of our Company or of an affiliated company may not exceed 10% of the share capital existing at the time of the shareholders’ meeting adopting such resolution.
Treasury stock	€ 4,868,744	€ 8,357,250	€ 10,398,773	€ 11,826,981	€ 14,648,212	€ 15,827,946				€ 14,251,962	€ 6,418,018	€ 3,594,393	€ 1,756,841	€ 9,774
Treasury stock shares | shares	131,414	225,800	281,036	319,678	396,010	434,670				450,890	339,890	255,415	163,915	79,896
Decrease in treasury stock	€ 3,488,506	€ 2,041,523	€ 1,428,208	€ 2,821,231	€ 3,361,697	€ 3,816,947
Transfer of shares of treasury stock to the Management Board and Senior Management | shares	91,037	91,037
Transfer of shares of treasury stock to the Management Board and Senior Management, amount	€ 3,364,727
Additional paid-in capital	748,978,506	€ 628,176,568
Increase in additional paid-in capital	120,801,938
Change in Fair Value of Equity Instruments through Other Comprehensive Income	1,260,132	(1,160,160)	(127,458)
Foreign Currency Translation Differences from Consolidation	2,247,005	75,332	(83,432)
Consolidated Net Profit / (Loss)	97,890,576	(103,014,058)	(56,172,121)
Accumulated Deficit	(157,889,210)	(255,779,786)
Deferred tax liabilities	5,057,000	0
Proceeds from Issuance of Debt Instruments	319,946,211	0	0
Issued capital	32,890,046	31,957,958
Authorized Capital	79,590,657
Debt Related Transaction Cost	€ 100,370
Debt Instrument Covertible Bond Option Shares | shares	49,994,274
Convertible Debt Instrument Transaction Cost	€ 777,418
Increase (decrease) through share-based payment transactions, equity	7,455,761	6,654,470	5,584,969
Exercise Of Convertible Bonds Issued	785,623
Deferred taxes directly recognised in equity	12,733,806
Top of range [member]
Disclosure of equity and liabilities of balance sheet [line items]
Additional paid-in capital								€ 79,700,000	$ 90.7
Convertible Bond [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Conditional Capital Created	500,000,000
Notional amount	325,000,000
Proceeds from Issuance of Debt Instruments	325,000,000
Share Issuance Cost	5,100,000
Debt Instrument Conversion Right Secured Collateral Amount	€ 49,200,000
Convertible Bond [Member] | XETRA [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Debt Coupon Rate	0.625%
Debt Conversion Price	131.29
Debt Conversion Premium Percentage	40.00%
Convertible Bond [Member] | XETRA [Member] | Weighted average [member]
Disclosure of equity and liabilities of balance sheet [line items]
Debt Instrument Reference Price	93.7766
Unsecured Convertible Bond [Member] | Morphosys AG [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Shares issued | shares	3,250
Debt Instrument Maturity Date	Oct. 16, 2025
Unsecured Convertible Bond [Member] | Morphosys AG [Member] | Bottom of range [member]
Disclosure of equity and liabilities of balance sheet [line items]
Notional amount							€ 325,000,000
Unsecured Convertible Bond [Member] | Morphosys AG [Member] | Top of range [member]
Disclosure of equity and liabilities of balance sheet [line items]
Notional amount	€ 100,000
American Depository Shares [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Increase in common stock, including treasury stock | shares	3,692,764
Authorized Capital 2019 [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares capital cancelled	€ 2,008,536
Authorized Capital		907,441
Authorized Capital 2020 [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Conditional Capital Created		1,314,615
Authorized Capital		3,286,539
Convertible Bond [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Deferred tax liabilities	14,100,000
Initial recognition of liability Component at Amortized Cost	270,700,000
Recognition of difference in intial value and nominal value as Interest Expense	€ 325,000,000
Convertible Bond [Member] | Morphosys [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Redemption Percentage of Debt Instrument When Market Price of Shares Fall Down	130.00%
Redemption Percentage Based on Outstanding Nominal Amount	20.00%
Proportion of Voting Rights Acquired in Subsidiary	30.00%
OffSeting [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Deferred tax liabilities	€ 5,100,000
Additional paid-in capital [member]
Disclosure of equity and liabilities of balance sheet [line items]
Change in Fair Value of Equity Instruments through Other Comprehensive Income	0	0
Foreign Currency Translation Differences from Consolidation	0	0
Consolidated Net Profit / (Loss)	0	0	0
Increase (decrease) through share-based payment transactions, equity	7,455,761	€ 6,654,470	€ 5,584,969
Exercise Of Convertible Bonds Issued	€ 760,976
Ordinary shares [member]
Disclosure of equity and liabilities of balance sheet [line items]
Shares issued | shares								907,441	907,441
Authorized shares | shares	14,843,488	15,214,050
No Par Value Bearer Shares [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares | shares		3,286,539
No Par Value Bearer Shares [Member] | Authorized Capital 2019 [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized Capital		€ 3,286,539
No Par Value Bearer Shares [Member] | Convertible Bond [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares | shares	5,307,536
Bearer Ordinary Shares [Member] | Morphosys [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Intial Conversion of Coveritible Bonds to Ordinary Shares | shares	2,475,436
Employees [member]
Disclosure of equity and liabilities of balance sheet [line items]
Number of convertible bonds exercised | shares	24,647
Treasury shares transfered to related parties, number of shares | shares	3,349
Exercise of Convertible Bonds Issued to Related Parties	€ 24,647
Employees [member] | MorphoSys US Inc. [member] | 2019 long-term incentive plan [member]
Disclosure of equity and liabilities of balance sheet [line items]
Treasury shares transfered to related parties, value	123,779
PwC GmbH [member]
Disclosure of equity and liabilities of balance sheet [line items]
Total fee paid to auditors	1,632,883
Audit related fees	70,000
Fees to auditor for other services	€ 1,650